Segment information	6 Months Ended
Jun. 30, 2021
Segment information
Segment information

5Segment information

in EUR k	Three months ended June 30, 2020
	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	3,940	3,684	2,095	—	9,719

Adjusted EBITDA	1,799	(1,636)	812	(8,395)	(7,420)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	301	200	1,873	1,249	3,623
Additions to intangible assets	1,852	—	527	395	2,774

Other segment information
Depreciation and amortization	389	563	54	1,342	2,348
Research and development expenses	—	—	—	3,119	3,119

in EUR k	Three Months Ended June 30, 2021
	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	2,831	6,715	42,325	—	51,871

Adjusted EBITDA	647	580	6,251	(9,544)	(2,066)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	3	—	618	105	726
Additions to intangible assets	241	—	—	522	763

Other segment information
Depreciation and amortization	410	412	1,069	1,493	3,384
Research and development expenses	—	—	—	4,053	4,053

	Six Months Ended June 30, 2020
in EUR k	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	8,490	11,226	2,108	—	21,824

Adjusted EBITDA	4,407	(1,358)	621	(16,107)	(12,437)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	301	987	1,903	1,836	5,027
Additions to intangible assets	2,854	—	527	584	3,965

Other segment information
Depreciation and amortization	1,071	1,107	54	2,200	4,432
Research and development expenses	—	—	—	5,810	5,810

	Six Months Ended June 30, 2021
in EUR k	Pharmaceutical	Diagnostics	COVID-19	Corporate	Total
Total Revenues from contracts with external customers	6,429	13,098	97,304	—	116,831

Adjusted EBITDA	2,144	1,633	16,418	(21,563)	(1,368)

Capital Expenditures
Additions to property, plant and equipment and right-of-use assets	9	234	2,034	419	2,696
Additions to intangible assets	563	—	354	1,172	2,089

Other segment information
Depreciation and amortization	824	818	1,996	3,032	6,670
Research and development expenses	—	—	—	8,388	8,388

Adjustments to EBITDA

Adjustments to EBITDA include non-cash charges in relation to depreciation, amortization (including impairments), and share-based payments as well as net financial costs, and income taxes. Certain costs, and related income, are not allocated to the reporting segment results and represent the residual operating activities of the Group reported as ‘Corporate’. These include corporate overheads, which are responsible for centralized functions such as communications, information technology, facilities, legal, finance and accounting, insurance (D&O), human resources, business development and strategic initiatives, certain professional and consulting services, procurement, research and development and other supporting activities.

Increases in corporate expenses for the three and six months ended June 30, 2021 are mainly due to increased personnel costs and administrative costs and additional investments in IT support and data center costs.

Reconciliation of segment Adjusted EBITDA to Group loss for the period

For the three months ended June 30	2020	2021
Reported segment Adjusted EBITDA	975	7,477
Corporate expenses	(8,395)	(9,543)
	(7,420)	(2,066)
Share-based payment expenses (Note 11)	(336)	(2,234)
Depreciation and amortization	(2,348)	(3,384)
Operating loss	(10,104)	(7,684)
Financial costs, net	(256)	(212)
Income tax expenses	—	(124)
Loss for the three months ended June 30	(10,360)	(8,020)

For the six months ended June 30	2020	2021
Reported segment Adjusted EBITDA	3,670	20,195
Corporate expenses	(16,107)	(21,563)
	(12,437)	(1,368)
Share-based payment expenses (Note 11)	(1,393)	(4,276)
Depreciation and amortization	(4,432)	(6,670)
Operating loss	(18,262)	(12,314)
Financial costs, net	(705)	(471)
Income tax expenses	(129)	(124)
Loss for the six months ended June 30	(19,096)	(12,909)

Non-current asset locations

Non-current assets of the Group consist of right-of-use assets (under IFRS 16), property, plant and equipment, as well as intangible assets. All of such assets are located in Germany, which is the country of the business address of Centogene GmbH, except for property, plant and equipment of EUR 460k (December 31, 2020: EUR 516k) and right-of-use assets of EUR 449k (December 31, 2020: EUR 709k), which are located in the United States.

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